DEBT (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2012 Nutricion para el Conosur S.A. ARS	Mar. 15, 2012 Nutricion para el Conosur S.A. ARS	Dec. 31, 2013 Lower limit	Dec. 31, 2013 Upper limit
Line of credit facility disclosures
Short-term borrowings	$ 2.0	$ 2.0	$ 161.0
Short term borrowings interest rate at end of period	22.00%	22.00%
Term of credit facility	5
Line of Credit Facility, Expiration Date		Jun. 30, 2016
Line of credit, maximum amount of outstanding borrowings and letters of credit permitted at any one time	500.0	500.0
Line of credit, potential maximum with Company's request and lender consent	750.0	750.0
Credit Facility covenant, consolidated total debt to consolidated EBITDA ratio, numerator(cannot exceed)		3.25
Credit Facility covenant, consolidated total debt to consolidated EBITDA ratio, denominator		1.0
Credit Facility covenant, consolidated EBITDA to consolidated interest expense ratio, numerator (cannot be less)		3.0
Credit Facility covenant, consolidated EBITDA to consolidated interest expense ratio, denominator		1.0
Description of interest rate basis		LIBOR
Range of margin added to base rate (as a percent)						0.075%	1.45%
Credit facility, commitment fee percentage		0.20%
Credit facility weighted average interest rate (as a percent)		1.52%
Percentage of outstanding shares of capital stock acquired					80.00%
Purchase price allocation, Total consideration transferred				850.7
Note payable, acquisition date					377.6